INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets increase decrease in the valuation allowance	$ 3,681,000
Description of operating loss carryforwards expiration	2035 through 2037 with the remainder having an indefinite carryforward
Description of tax credit carryforward expiration	2035 through 2043
Deferred tax assets valuation allowance	$ 14,507,000	$ 10,826,000
Percentage of limitations on use for net operating loss carryforwards	80.00%	80.00%
Shareholder percentage ownership	5.00%
Aggregate Percentage Increase In Shareholders Ownership Over The Testing Period	50.00%
Testing Period	36 months
Interest expenses eligibility for deduction as a percentage of adjusted earnings before interest and tax expense	30.00%
Foreign Tax Authority [Member] | Tax Cuts And Jobs Act Of December Two Thousand And Seventeen [Member]
Capital expenditure on research and development period over which the expenditure shall be amortized	15 years
Domestic Tax Authority [Member]
Net operating loss carryforwards	$ 42,000,000	$ 33,000,000
Domestic Tax Authority [Member] | Expire Tax Period 2035 through 2038 [Member]
Net operating loss carryforwards	1,300,000	1,300,000
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member] | Expire Tax Period 2035 through 2041 [Member]
Tax credit carryforward amount	$ 1,200,000	1,100,000
Domestic Tax Authority [Member] | Tax Cuts And Jobs Act Of December Two Thousand And Seventeen [Member]
Capital expenditure on research and development period over which the expenditure shall be amortized	5 years
State and Local Jurisdiction [Member]
Net operating loss carryforwards	$ 15,000,000	13,400,000
State and Local Jurisdiction [Member] | Expire Tax Period 2035 through 2038 [Member]
Net operating loss carryforwards	$ 1,300,000	$ 1,300,000